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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ] Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kenwood Capital Management
Address:   333 South 7th Street, Suite 2330
           Minneapolis, MN 55402

Form 13F File Number:
                      ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jake Hurwitz
Title:   Principal and Senior Portfolio Manager
Phone:   612-333-7774

Signature, Place, and Date of Signing:


/s/ Jake Hurwitz                            Minneapolis, MN      April 10, 2007
---------------------------------------   ------------------   -----------------
[Signature]                                  [City, State]          [Date]

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name
     28-139                 Ameriprise Financial, Inc.